Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 849,680,644.15
Previously Paid Amount	117,196.98
Total Fee Amount	117,340.90
Total Offset Amount	0.00
Net Fee	$ 143.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A